SIGNIFICANT ACCOUNTING POLICIES - Taxes payable (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2029	Dec. 31, 2028	Dec. 31, 2027	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SIGNIFICANT ACCOUNTING POLICIES
Weighted statutory income tax rate					32.40%	34.31%	33.65%
Other tax expenses						$ 75,143	$ 9,604
Gain from recoveries					$ 4,888
Other receivables					$ 5,148
Argentina
SIGNIFICANT ACCOUNTING POLICIES
Tax loss carryforwards period					5 years
Withholding tax rate on dividends					7.00%
Uruguay
SIGNIFICANT ACCOUNTING POLICIES
Weighted statutory income tax rate					25.00%	25.00%	25.00%
Paraguay
SIGNIFICANT ACCOUNTING POLICIES
Weighted statutory income tax rate					10.00%	10.00%	10.00%
Additional tax rate to residents					8.00%
Additional tax rate to non-residents					15.00%
USA
SIGNIFICANT ACCOUNTING POLICIES
Federal tax rate					21.00%
State of Florida tax rate					5.50%
Chile
SIGNIFICANT ACCOUNTING POLICIES
Weighted statutory income tax rate					12.50%	12.50%	10.00%
Chile | Transitory
SIGNIFICANT ACCOUNTING POLICIES
Weighted statutory income tax rate	25.00%	15.00%	12.50%	12.50%